Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (107,091)	$ (21,807)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,170	1,240
Amortization of deferred loan costs	837	0
Stock-based compensation	4,368	1,455
Loss on convertible note modification	50,577	0
Loss/(gain) on fair value of warrants	5,202	(4)
Gain on fair value of contingent earnout liabilities	(9,276)	0
Changes in assets and liabilities
Accounts receivable	(11,546)	742
Inventories	(8,010)	(2,743)
Contract assets	2,759	(2,493)
Prepaid expenses and other current assets	(7,628)	1,077
Other assets	(14,499)	466
Accounts payable	1,876	(490)
Accrued expenses and other liabilities	6,878	(1,024)
Contract liabilities	17,550	(2,389)
Other noncurrent liabilities	9,429	(476)
Net cash used in operating activities	(56,404)	(26,446)
Cash flows from investing activities
Purchase of property and equipment	(9,619)	(401)
Production of equipment for lease to customers	(8,480)	(3,028)
Purchases of available-for-sale investments	(15,491)	0
Net cash used in investing activities	(33,590)	(3,429)
Cash flows from financing activities
Proceeds from Merger, net of transaction costs	123,270	0
Proceeds from PIPE financing	155,000	0
Proceeds from term loan	19,339	2,324
Repayment of term loan	(25,283)	(420)
Repayment of property and equipment loan	(833)	0
Proceeds from term loan revolver facility	3,000	0
Proceeds from equipment loans	5,419	0
Repayment of equipment loans	(2,411)	0
Proceeds from convertible notes	5,000	5,467
Issuance of common stock upon exercise of stock options	385	53
Net cash provided by financing activities	282,886	35,577
Effect of exchange rate on cash and cash equivalents	(7)	0
Net change in cash and cash equivalents	192,885	5,702
Cash and cash equivalents and restricted cash at beginning of period	15,517	9,815
Cash and cash equivalents and restricted cash at end of period	208,402	15,517
Supplemental disclosure of cash flow information
Cash paid for interest	1,417	461
Supplemental disclosure of non-cash information
Extinguishment of redeemable convertible preferred stock	0	13,274
Conversion of convertible notes to Series D redeemable convertible preferred stock	5,000	6,967
Issuance of warrants	316	27
Unpaid liabilities related to property and equipment	1,271	216
Transfer between inventories and property and equipment	0	0
Conversion of warrants into redeemable convertible preferred stock, net settlement	899	0
Conversion of redeemable convertible preferred stock into common stock	180,180	0
Conversion of warrants into common stock, net settlement	3,635	0
Reclassification of warrants liability upon the reverse recapitalization	21,051	0
Reclassification of contingent earnout liability upon the reverse recapitalization	120,763	0
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents	207,602	15,517
Restricted cash	800	0
Total cash and cash equivalents, and restricted cash	208,402	15,517
Series C
Supplemental disclosure of non-cash information
Issuance of warrants	0	0
Series C
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	0	0
Supplemental disclosure of non-cash information
Issuance of common stock upon conversion of redeemable convertible preferred stock	0	0
Series A
Supplemental disclosure of non-cash information
Issuance of common stock upon conversion of redeemable convertible preferred stock	0	0
Series D
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	$ 0	$ 28,153